SCHEDULE OF PARENT COMPANY BALANCE SHEETS (Details)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2023 USD ($)
CURRENT ASSETS
Cash	$ 80,466	¥ 500,000	$ 111,299
Acquisition deposit			1,000,000
Due from subsidiaries	33,228		8,411
Prepaid expenses and other current assets	4,296,949		2,355,293
TOTAL CURRENT ASSETS	39,793,857		24,183,464
NON-CURRENT ASSETS
TOTAL ASSETS	61,765,432		46,556,136
LIABILITIES AND SHAREHOLDERS’ EQUITY
LIABILITIES	17,415,893		10,574,303
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares,Value	3,970		1,174
Retained earnings	18,741,685		18,703,996
Accumulated other comprehensive income (loss)	(2,577,418)		(3,681,445)
TOTAL BON NATURAL LIFE LIMITED SHAREHOLDERS’ EQUITY	43,906,691		35,484,652
TOTAL LIABILITIES AND EQUITY	61,765,432		46,556,136
Related Party [Member]
CURRENT ASSETS
Due from subsidiaries	33,228		8,411
Parent Company [Member]
CURRENT ASSETS
Cash	414		867
Acquisition deposit			1,000,000
Prepaid expenses and other current assets	5,474,580		(22,920)
TOTAL CURRENT ASSETS	16,100,985		11,976,504
NON-CURRENT ASSETS
Investment in subsidiaries	27,805,706		23,508,148
TOTAL ASSETS	43,906,691		35,484,652
LIABILITIES AND SHAREHOLDERS’ EQUITY
LIABILITIES
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares,Value	3,970		1,174
Additional paid-in capital	25,005,100		18,088,056
Retained earnings	21,475,039		21,076,867
Accumulated other comprehensive income (loss)	(2,577,418)		(3,681,445)
TOTAL BON NATURAL LIFE LIMITED SHAREHOLDERS’ EQUITY	43,906,691		35,484,652
TOTAL LIABILITIES AND EQUITY	43,906,691		35,484,652
Parent Company [Member] | Related Party [Member]
CURRENT ASSETS
Due from subsidiaries	$ 10,625,991		$ 10,998,557